Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Common shares [member]	Stated share capital [member]	Contributed surplus [member]	Total capital [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Common shares [member]	Unrecognized (loss) gain on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]
Balance (Adjustments Due to Adoption of IFRS 16 [member]) at Dec. 31, 2018	$ 11						$ 11
Balance (After IFRS 16 adoption [member]) at Dec. 31, 2018	9,221			$ 3,443	$ 1,905	$ 5,348	4,750			$ 10	$ (887)	$ (877)
Balance at Dec. 31, 2018	9,210			3,443	1,905	5,348	4,739			10	(887)	(877)
Statement [LineItems]
Net earnings	284						284
Other comprehensive income (loss)	19						2			(25)	42	17
Total comprehensive income (loss)	303						286			(25)	42	17
Dividends declared		$ (2)	$ (361)					$ (2)	$ (361)
Shares issued under Dividend Reinvestment Plan ("DRIP")	12			12		12
Repurchases of common shares	(151)			(18)		(18)	(133)
Stock compensation plans	39			140	(101)	39
Balance at Jun. 30, 2019	9,061			3,577	1,804	5,381	4,540			(15)	(845)	(860)
Balance at Dec. 31, 2019	9,560			3,576	1,801	5,377	4,965			(3)	(779)	(782)
Statement [LineItems]
Net earnings	319						319
Other comprehensive income (loss)	(227)						19			(29)	(217)	(246)
Total comprehensive income (loss)	92						338			(29)	(217)	(246)
Dividends declared		$ (1)	$ (376)					$ (1)	$ (376)
Shares issued under Dividend Reinvestment Plan ("DRIP")	12			12		12
Repurchases of common shares				2		2	(2)
Stock compensation plans	22			96	(74)	22
Balance at Jun. 30, 2020	$ 9,309			$ 3,686	$ 1,727	$ 5,413	$ 4,924			$ (32)	$ (996)	$ (1,028)